Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 25, 2025	Sep. 23, 2020	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000106452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)
Accumulated Value			$ 1,000,000				$ 1,173,758.45			$ 1,316,761.15104		$ 1,288,559.945792		$ 1,498,397.796687		$ 1,967,168.04113		$ 1,628,201.165238	$ 1,792,561.576346	$ 2,162,533.970806	$ 2,405,839.846098	$ 2,904,286.653326
C000009055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)
Accumulated Value			10,000				11,728.0259			13,150.268589		12,861.518936		14,950.454945		19,607.858195		16,230.668543	17,856.019864	21,528.732453	23,952.177301	28,895.387652
C000009054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)
Accumulated Value			10,000				11,701.7742			13,099.497768		12,787.77963		14,829.896732		19,413.663581		16,024.97094	17,610.930584	21,196.745169	23,519.586673	28,332.198131
C000113497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)
Accumulated Value			10,000				11,670.1988			13,030.330011		12,689.106714		14,668.473238		19,164.498022		15,785.095025	17,290.692384	20,770.388204	22,989.81302	27,607.468008
C000155628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)
Accumulated Value			250,000				293,091.795			328,488.690385		321,071.803373		372,741.121328		488,809.448752		404,340.565765	444,663.82494	536,002.990489	595,745.283486	718,519.051084
C000009052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)
Accumulated Value			10,000				11,602.4837			12,873.571757		12,460.454334		14,320.900597		18,602.203287		15,220.256134	16,574.638236	19,785.759421	21,761.022436	25,984.474787
C000009050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)
Accumulated Value			9,550				11,160.359582			12,470.966365		12,159.338366		14,079.614523		18,407.656207		15,177.529476	16,640.695225	20,003.725981	22,161.511299	26,634.147288
C000009056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)
Accumulated Value			10,000				11,726.0577			13,144.316757		12,864.91656		14,947.55049		19,608.530661		16,224.189645	17,857.836073	21,547.451977	23,953.453178	28,904.219232
C000009068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)
Accumulated Value			10,000				11,139.6457			11,926.557736		12,184.011329		13,699.922625		16,554.064906		14,176.628375	15,128.016235	17,517.417113	19,049.281781	21,699.90781
C000034075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)
Accumulated Value			10,000				11,144.3462			11,937.060485		12,201.32874		13,725.267989		16,591.369804		14,217.394983	15,178.562397	17,595.458093	19,128.389534	21,811.956636
C000009062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)
Accumulated Value			9,550				10,600.950856			11,304.37801		11,504.959615		12,896.237009		15,525.924818		13,245.631774	14,084.029137	16,252.145004	17,607.860748	19,987.344615
C000009064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)
Accumulated Value			10,000				11,017.0225			11,675.865344		11,800.030816		13,126.253979		15,682.889382		13,296.005058	14,035.839055	16,088.578411	17,300.72843	19,501.794228
C000155629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)
Accumulated Value			250,000				278,306.5375			297,763.840901		304,003.089139		341,592.089181		412,464.755032		353,048.695613	376,487.107777	435,951.687794	473,400.212425	539,314.767964
C000113498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)
Accumulated Value			10,000				11,087.9577			11,816.50948		12,015.49111		13,447.73741		16,189.734564		13,802.053892	14,658.720601	16,910.740287	18,293.806489	20,765.270841
C000009066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)
Accumulated Value			10,000				11,118.3022			11,874.910336		12,112.442267		13,583.074203		16,375.093443		14,004.87301	14,906.025527	17,236.824543	18,695.563387	21,255.454712
C000009067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)
Accumulated Value			10,000				11,138.148			11,918.599256		12,172.701647		13,684.629219		16,533.330567		14,164.395118	15,105.513224	17,506.701618	19,034.604604	21,681.856135
C000106453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)
Accumulated Value			1,000,000				1,114,479.52			1,192,887.032621		1,219,073.503481		1,371,283.181044		1,657,557.413944		1,420,077.339935	1,515,999.545429	1,757,504.079294	1,910,634.407946	2,178,768.866638
C000106454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)
Accumulated Value			1,000,000				1,051,652.57			1,064,447.869071		1,130,716.721054		1,214,758.666049		1,320,080.015943		1,174,655.209496	1,215,545.168776	1,349,893.894172	1,437,444.124454	1,529,801.706255
C000009076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)
Accumulated Value			10,000				10,508.9419			10,631.148073		11,287.995045		12,120.350352		13,163.888277		11,708.85751	12,109.979199	13,441.023101	14,305.393388	15,204.268347
C000009075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)
Accumulated Value			10,000				10,488.3219			10,580.948046		11,220.528264		12,015.058359		13,034.425642		11,569.029948	11,941.297731	13,228.537863	14,051.529122	14,905.395301
C000113499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)
Accumulated Value			10,000				10,461.2672			10,535.577138		11,145.74867		11,905.633826		12,884.289904		11,402.67503	11,753.899086	12,991.921997	13,757.268587	14,570.016649
C000155630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)
Accumulated Value			250,000				262,815.5625			265,536.502531		282,016.507764		302,444.587836		328,576.199452		292,092.997435	301,943.176564	334,935.16382	356,264.588656	378,737.655592
C000009073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)
Accumulated Value			10,000				10,398.0878			10,408.142335		10,934.949523		11,616.464675		12,484.771596		10,984.787214	11,247.493234	12,351.791915	13,007.580909	13,690.21082
C000009071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)
Accumulated Value			9,550				10,000.861612			10,082.158516		10,666.44017		11,412.227427		12,360.008122		10,946.907428	11,290.086955	12,484.376062	13,238.528756	14,030.256188
C000009077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)
Accumulated Value			10,000				10,511.0406			10,634.951789		11,293.105458		12,128.091476		13,174.712903		11,717.905322	12,130.774936	13,464.550486	14,319.492352	15,232.63478
C000009086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)
Accumulated Value			10,000				11,447.1258			12,540.018501		12,530.841214		14,345.029965		18,117.861355		15,242.858239	16,577.620613	19,644.017745	21,677.627162	25,519.218321
C000034076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)
Accumulated Value			10,000				11,447.4173			12,547.468542		12,545.481525		14,361.419903		18,163.765378		15,286.120534	16,622.960257	19,714.200522	21,755.853399	25,649.711254
C000009080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class A/JALGX)
Accumulated Value			9,550				10,894.968329			11,890.751765		11,837.939229		13,497.293121		16,992.88904		14,243.721845	15,431.868455	18,222.323723	20,028.787225	23,519.958459
C000009082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)
Accumulated Value			10,000				11,321.2245			12,267.88333		12,127.282714		13,735.33833		17,172.016265		14,288.597073	15,380.862442	18,027.285482	19,686.066696	22,945.003694
C000155631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)
Accumulated Value			250,000				286,043.1925			313,193.86885		312,737.066196		357,854.069669		451,882.441591		379,869.393775	412,561.762925	488,812.995683	538,857.728839	634,616.045063
C000113500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)
Accumulated Value			10,000				11,393.0038			12,430.309909		12,363.029116		14,080.259547		17,719.191252		14,830.495468	16,054.032552	18,940.836096	20,812.557018	24,409.734438
C000009084 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)
Accumulated Value			10,000				11,418.7748			12,481.466731		12,448.229833		14,217.244663		17,924.665317		15,045.318779	16,329.111908	19,313.929052	21,262.76398	24,995.145794
C000009085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)
Accumulated Value			10,000				11,438.5801			12,531.120751		12,519.173706		14,328.540086		18,101.210589		15,226.433523	16,559.217105	19,621.456657	21,646.879558	25,505.130835
C000106455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)
Accumulated Value			1,000,000				1,145,275.11			1,255,052.500859		1,254,643.50435		1,436,682.77918		1,816,134.147824		1,527,676.416961	1,662,155.617922	1,970,508.223335	2,175,444.566361	2,563,615.47088
C000106456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)
Accumulated Value			1,000,000				1,081,272.96			1,123,945.462243		1,173,977.98441		1,289,083.978249		1,478,375.209494		1,295,485.057517	1,361,184.804918	1,541,546.392374	1,655,772.081942	1,824,734.234676
C000009104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)
Accumulated Value			10,000				10,804.1691			11,224.103168		11,717.221233		12,854.191367		14,741.332426		12,915.00664	13,561.286875	15,358.15603	16,484.775988	18,152.620726
C000009103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)
Accumulated Value			10,000				10,791.813			11,181.432091		11,650.62768		12,756.821108		14,590.954622		12,765.012649	13,378.675442	15,112.825106	16,190.551343	17,793.67368
C000113501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)
Accumulated Value			10,000				10,764.6448			11,125.474294		11,562.411165		12,632.621352		14,418.952586		12,578.30725	13,156.259462	14,817.211433	15,843.51773	17,375.146078
C000155632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)
Accumulated Value			250,000				270,009.36			280,373.342572		292,345.72729		320,709.562888		367,623.923083		321,882.500265	337,831.243828	382,129.865665	410,285.736792	451,249.854582
C000009101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)
Accumulated Value			10,000				10,689.4858			10,986.844419		11,348.399275		12,321.197565		13,974.368004		12,120.052378	12,592.279555	14,103.067131	14,979.106224	16,326.51173
C000009099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)
Accumulated Value			9,550				10,288.247566			10,642.473782		11,069.990468		12,109.926516		13,829.055438		12,081.349645	12,646.255553	14,259.304545	15,255.338784	16,739.588359
C000034077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)
Accumulated Value			10,000				10,812.2172			11,231.576072		11,733.187132		12,887.948284		14,781.239052		12,953.850875	13,612.205215	15,417.008982	16,573.290977	18,250.62586
C000009105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)
Accumulated Value			10,000				10,806.1765			11,227.467178		11,722.20653		12,862.383242		14,741.737828		12,925.310278	13,573.570943	15,360.897773	16,501.914015	18,172.618946
C000037309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)
Accumulated Value			10,000				10,823.7668			11,245.900632		11,799.297795		12,849.394237		14,519.677999		13,028.057975	13,632.909929	15,233.011111	16,312.177484	17,699.108304
C000037307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)
Accumulated Value			9,500				10,232.89764			10,605.911113		11,083.201295		12,025.687363		13,543.049751		12,104.57567	12,633.866035	14,049.995068	14,990.730191	16,209.448823
C000153956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)
Accumulated Value			250,000				270,415.0825			280,793.502496		294,776.920643		320,411.576515		361,826.40047		324,780.876823	339,233.898658	379,336.847853	405,454.242935	439,681.08047
C000113503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)
Accumulated Value			10,000				10,775.0736			11,146.293742		11,648.971081		12,617.043097		14,206.419208		12,701.874317	13,226.296221	14,717.758192	15,690.663529	16,934.130569
C000106459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)
Accumulated Value			1,000,000				1,082,938.9			1,125,727.321224		1,183,070.114833		1,287,512.242582		1,457,063.056042		1,308,173.198796	1,369,576.637935	1,530,755.100221	1,639,784.708912	1,779,995.631899
C000106460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)
Accumulated Value			1,000,000				1,092,883.58			1,147,106.048013		1,195,652.734542		1,318,070.237594		1,513,960.689584		1,340,056.430797	1,405,644.380556	1,584,601.310086	1,704,693.758956	1,869,837.961347
C000037339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)
Accumulated Value			10,000				10,934.2603			11,460.536636		11,950.278373		13,152.056684		15,098.482292		13,338.721417	14,003.100322	15,760.921268	16,928.522468	18,564.540248
C000037338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)
Accumulated Value			10,000				10,904.0689			11,407.936437		11,870.817907		13,040.393446		15,031.834571		13,279.973161	13,916.682404	15,667.66171	16,834.639134	18,418.668578
C000113504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)
Accumulated Value			10,000				10,887.7608			11,340.536063		11,779.979341		12,901.126977		14,765.31312		12,988.702215	13,568.933131	15,218.306019	16,280.27822	17,763.434684
C000153957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class I/JHREX)
Accumulated Value			250,000				273,178.275			286,433.576044		298,500.352348		328,269.756668		376,632.321793		332,592.708172	348,951.666331	392,474.174382	421,805.162717	461,687.093935
C000037330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)
Accumulated Value			9,500				10,337.244595			10,806.94325		11,223.352173		12,305.728104		14,081.571049		12,410.638169	12,975.810068	14,552.657238	15,593.00764	17,037.026024
C000037340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)
Accumulated Value			10,000				10,934.217			11,460.502186		11,951.489009		13,168.98815		15,104.039005		13,361.965427	14,027.972016	15,788.693625	16,980.223388	18,597.94642
C000037351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)
Accumulated Value			10,000				11,084.253			11,781.922375		12,172.611392		13,602.328908		15,871.956788		13,834.590037	14,553.538126	16,513.817775	17,794.443206	19,736.638173
C000037341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)
Accumulated Value			9,500				10,489.6967			11,110.832971		11,431.530832		12,725.69238		14,798.943221		12,864.576904	13,476.486293	15,217.633498	16,355.078101	18,073.109383
C000153958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)
Accumulated Value			250,000				276,908.9325			294,154.358378		303,666.9897		339,349.582782		395,590.121483		345,015.522635	362,178.326709	411,011.906169	442,946.21604	490,781.240307
C000113505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)
Accumulated Value			10,000				11,036.8906			11,670.778187		11,994.424505		13,349.535514		15,511.745631		13,475.764023	14,088.174027	15,908.661822	17,090.712463	18,862.12345
C000037349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)
Accumulated Value			10,000				11,054.614			11,729.561307		12,089.355395		13,474.165184		15,704.799621		13,663.968606	14,343.709916	16,234.074331	17,463.203015	19,319.858977
C000037350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)
Accumulated Value			10,000				11,084.2839			11,781.965528		12,170.062883		13,598.22244		15,865.809661		13,842.685067	14,543.429886	16,500.090726	17,797.187938	19,715.563733
C000106461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)
Accumulated Value			1,000,000				1,109,173.96			1,179,709.936932		1,218,438.374915		1,362,485.717438		1,590,979.599825		1,388,503.994708	1,459,759.048318	1,657,517.23403	1,787,066.576544	1,981,303.343127
C000106462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)
Accumulated Value			1,000,000				1,127,464.25			1,215,031.241398		1,243,082.704119		1,413,071.852327		1,696,562.101249		1,452,912.065571	1,537,780.001019	1,763,787.543147	1,912,544.02642	2,145,874.665399
C000037361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)
Accumulated Value			10,000				11,267.7857			12,136.498061		12,396.317304		14,095.522168		16,912.157912		14,475.992176	15,312.355508	17,533.278691	19,020.661614	21,326.962104
C000037360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)
Accumulated Value			10,000				11,245.0521			12,094.916029		12,325.36506		13,983.53993		16,746.22862		14,307.562426	15,116.140009	17,270.633166	18,696.138447	20,917.65961
C000113506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)
Accumulated Value			10,000				11,220.4678			12,035.121898		12,240.585138		13,851.542231		16,553.35771		14,108.254125	14,865.852417	16,939.118376	18,281.735428	20,419.251839
C000153959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)
Accumulated Value			250,000				281,525.5825			303,298.557091		309,885.576956		352,060.969892		422,132.548403		361,208.344339	381,807.893673	437,323.315035	473,600.49103	531,098.143348
C000037352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)
Accumulated Value			9,500				10,660.728335			11,449.630334		11,655.49629		13,198.252163		15,788.573996		13,463.022988	14,194.399962	16,202.904718	17,506.655729	19,545.645593
C000037362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)
Accumulated Value			10,000				11,267.7456			12,136.424898		12,397.573455		14,096.987821		16,915.340235		14,480.099766	15,336.33717	17,559.689678	19,030.882974	21,338.422828
C000037373 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)
Accumulated Value			10,000				11,429.1677			12,467.64885		12,607.682988		14,553.091843		17,887.543835		15,002.074446	16,059.519967	18,705.44408	20,494.942101	23,407.407206
C000037363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)
Accumulated Value			9,500				10,814.68334			11,764.975081		11,845.727635		13,631.069506		16,680.438035		13,955.200246	14,871.078364	17,253.083083	18,847.262094	21,438.840356
C000153960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)
Accumulated Value			250,000				285,540.43			311,278.244847		314,271.792164		362,807.305488		445,679.855422		373,890.011719	399,463.98757	465,427.148277	509,562.766979	581,483.663574
C000113507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)
Accumulated Value			10,000				11,373.6629			12,358.05513		12,429.577621		14,294.224697		17,479.924094		14,613.322471	15,547.852334	18,033.266552	19,682.559897	22,360.563289
C000037371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)
Accumulated Value			10,000				11,399.1584			12,411.300732		12,518.324495		14,425.123193		17,694.863848		14,815.248597	15,824.975643	18,386.569831	20,110.598502	22,912.9008
C000037372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)
Accumulated Value			10,000				11,420.3249			12,469.437515		12,597.778078		14,542.24588		17,875.8619		15,002.553418	16,043.293151	18,687.848417	20,475.51342	23,365.042035
C000106463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)
Accumulated Value			1,000,000				1,142,595.83			1,248,139.634879		1,261,813.978128		1,457,376.671781		1,792,341.146187		1,505,075.981102	1,610,341.747758	1,876,651.917673	2,057,165.057616	2,350,654.213458
C000106464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)
Accumulated Value			1,000,000				1,154,577.84			1,275,885.454267		1,275,310.042686		1,488,040.86352		1,870,851.547835		1,550,670.365778	1,676,484.920801	1,982,829.597149	2,194,774.411415	2,551,089.123569
C000037383 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)
Accumulated Value			10,000				11,538.6913			12,733.875291		12,716.694492		14,841.338768		18,646.091683		15,449.085012	16,692.11283	19,729.303018	21,825.627286	25,373.186134
C000037382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)
Accumulated Value			10,000				11,517.5263			12,688.358749		12,641.969856		14,718.410497		18,446.406666		15,270.80906	16,462.059373	19,440.16477	21,462.826628	24,896.298748
C000113508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)
Accumulated Value			10,000				11,490.7299			12,629.966366		12,557.479832		14,583.252981		18,241.933176		15,045.687631	16,172.313686	19,051.061532	20,973.586452	24,275.839467
C000153961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)
Accumulated Value			250,000				288,526.4575			318,238.058055		317,668.141429		370,080.408214		464,548.239755		384,694.065069	415,037.382645	490,706.670369	541,824.84043	629,600.946804
C000037374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)
Accumulated Value			9,500				10,929.57558			12,027.935737		11,972.840815		13,913.569348		17,406.238816		14,379.760199	15,483.129121	18,235.722603	20,106.746767	23,277.07364
C000037384 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)
Accumulated Value			10,000				11,548.7019			12,755.219386		12,742.230619		14,858.937222		18,669.690871		15,470.104267	16,716.596316	19,778.794752	21,861.733449	25,415.161028
C000037395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)
Accumulated Value			10,000				11,626.4624			12,932.475594		12,833.222465		15,090.945498		19,306.521292		15,881.576464	17,355.136625	20,770.681834	23,212.0711	27,363.899126
C000037385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)
Accumulated Value			9,500				11,002.209065			12,193.224051		12,060.122939		14,131.996342		18,015.224312		14,750.439607	16,059.179146	19,170.301279	21,333.062847	25,064.992702
C000153962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)
Accumulated Value			250,000				290,454.8925			322,881.94184		320,148.142413		376,196.749831		481,364.157606		395,399.031915	431,713.775915	516,808.424986	576,620.188594	679,812.224038
C000113509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)
Accumulated Value			10,000				11,569.0408			12,807.894643		12,657.015723		14,814.394813		18,876.510759		15,438.323269	16,803.069965	20,027.016188	22,258.54389	26,156.947113
C000037393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)
Accumulated Value			10,000				11,600.39			12,873.202539		12,751.96851		14,963.815428		19,110.746426		15,678.910057	17,101.71862	20,438.048099	22,775.738347	26,815.776253
C000037394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)
Accumulated Value			10,000				11,624.9801			12,928.96737		12,828.184776		15,093.094701		19,314.035602		15,880.289976	17,348.274939	20,772.253827	23,185.660897	27,344.793086
C000106465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)
Accumulated Value			1,000,000				1,162,363.67			1,293,634.850739		1,284,435.567525		1,511,303.906183		1,934,706.531549		1,591,935.504014	1,738,703.345113	2,084,311.859611	2,328,508.523967	2,746,993.058903
C000106466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)
Accumulated Value			1,000,000				1,163,365.18			1,296,973.959788		1,285,371.8922		1,513,133.326077		1,959,462.732341		1,604,351.417579	1,770,947.284824	2,142,508.247057	2,412,883.939277	2,881,194.743872
C000037405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)
Accumulated Value			10,000				11,635.2374			12,963.410454		12,835.417647		15,108.981616		19,544.374108		16,002.131614	17,667.298068	21,348.814056	24,041.727842	28,696.380655
C000037404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)
Accumulated Value			10,000				11,600.3544			12,903.185099		12,757.775364		14,975.548888		19,344.592495		15,794.802706	17,411.204276	20,997.496403	23,587.664199	28,110.884692
C000113510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)
Accumulated Value			10,000				11,579.8935			12,842.343101		12,667.315064		14,830.503464		19,102.520898		15,573.028915	17,096.015547	20,588.41935	23,069.090821	27,422.424346
C000153963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class I/JHROX)
Accumulated Value			250,000				290,490.8675			323,521.26812		319,892.517698		376,516.305186		486,768.509991		398,039.90303	439,327.161169	530,992.386739	596,867.15887	712,055.191003
C000037396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)
Accumulated Value			9,500				11,004.311225			12,228.384478		12,070.429947		14,140.154778		18,230.999264		14,873.760567	16,355.193515	19,713.326895	22,103.018371	26,282.6251
C000037406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)
Accumulated Value			10,000				11,627.2104			12,966.094258		12,842.794481		15,109.439571		19,554.5755		16,007.448247	17,660.061686	21,373.310759	24,036.524879	28,707.421134
C000037417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)
Accumulated Value			10,000				11,617.8783			12,947.176649		12,822.178003		15,090.038678		19,526.174598		15,961.202992	17,667.342906	21,460.284156	24,269.372903	29,235.413972
C000037407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)
Accumulated Value			9,500				11,007.60801			12,218.666364		12,055.823799		14,129.687104		18,215.895261		14,835.090496	16,369.870063	19,810.897454	22,332.221062	26,791.047754
C000153964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)
Accumulated Value			250,000				290,479.78			323,271.272593		320,173.493296		376,179.473411		486,485.075681		397,413.983176	439,903.360092	533,917.377079	603,348.435946	726,320.5068
C000113511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)
Accumulated Value			10,000				11,578.6326			12,842.532398		12,657.151599		14,823.968618		19,089.593902		15,530.753936	17,119.913483	20,704.582147	23,304.871033	27,940.81674
C000037415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)
Accumulated Value			10,000				11,598.0086			12,893.492591		12,747.245573		14,960.892723		19,322.80473		15,769.112931	17,416.296595	21,104.939682	23,826.088407	28,622.329323
C000037416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)
Accumulated Value			10,000				11,628.9277			12,959.832194		12,823.567853		15,089.662333		19,520.542644		15,970.455944	17,675.003468	21,460.461082	24,280.194414	29,238.660511
C000106467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)
Accumulated Value			1,000,000				1,163,125.26			1,296,670.603327		1,284,995.718349		1,512,666.273943		1,957,394.590594		1,601,140.945528	1,772,976.84884	2,155,367.407154	2,439,488.606929	2,938,621.246725
C000138477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)
Accumulated Value			1,000,000				1,162,791.92			1,296,233.537018		1,285,905.848161		1,513,226.020805		1,959,148.004294		1,603,075.264266	1,774,043.064862	2,156,373.525547	2,441,001.957369	2,939,167.983434
C000138476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)
Accumulated Value			10,000				11,624.428			12,943.960181		12,818.988058		15,090.788991		19,528.626647		15,971.74098	17,663.188119	21,459.511	24,279.912213	29,220.489269
C000138475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)
Accumulated Value			10,000				11,609.9094			12,924.267359		12,789.694071		15,031.984131		19,420.374678		15,872.583727	17,549.121574	21,291.826417	24,055.919399	28,944.042769
C000138473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)
Accumulated Value			10,000				11,593.5131			12,866.87525		12,693.361063		14,860.719208		19,139.775774		15,577.180787	17,163.455888	20,753.768178	23,362.387127	27,996.413334
C000153974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)
Accumulated Value			250,000				290,119.66			323,392.659866		320,127.221887		376,369.384307		486,546.2411		397,577.879418	439,853.388918	534,193.306519	603,232.21975	726,319.552392
C000138479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)
Accumulated Value			9,500				10,994.66939			12,213.536899		12,054.447398		14,135.070213		18,215.927885		14,839.197797	16,364.431091	19,816.670328	22,322.988266	26,784.737283
C000138478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)
Accumulated Value			10,000				11,622.1645			12,949.950073		12,827.792028		15,089.673495		19,532.582347		15,973.797995	17,686.165179	21,472.483975	24,281.78617	29,252.372453
C000167626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)
Accumulated Value			10,000				11,609.9786			12,936.566914		12,817.341702		15,081.104705		19,532.470112		15,966.494235	17,684.051373	21,500.704333	24,314.481083	29,280.475076
C000167627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class A/JJERX)
Accumulated Value			9,500				10,981.34801500			12,197.83396500		12,039.67050700		14,110.45651100		18,212.07131000		14,830.10933700	16,364.20955200	19,814.28959800	22,339.84946400	26,802.64410700
C000167619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class I/JMENX)
Accumulated Value			250,000				290,102.4475			323,321.164941		319,879.792659		376,170.818305		486,676.529655		397,803.131813	440,314.801078	534,991.89724	604,590.084535	728,043.262539
C000167621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)
Accumulated Value			10,000				11,592.3435			12,882.327429		12,718.271762		14,911.224604		19,238.359246		15,649.94064	17,264.518098	20,872.77493	23,514.510763	28,191.138977
C000167623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)
Accumulated Value			10,000				11,590.0281			12,903.569447		12,774.06974		15,005.680562		19,412.567436		15,848.341822	17,527.844489	21,271.173164	24,014.530619	28,858.238151
C000167624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)
Accumulated Value			10,000				11,622.0489			12,943.399619		12,818.785874		15,083.385274		19,537.352078		15,979.613941	17,683.905444	21,486.444862	24,315.579238	29,268.271491
C000167625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)
Accumulated Value			1,000,000				1,162,366.47			1,295,708.687951		1,284,569.03982		1,512,011.622588		1,958,718.642912		1,601,970.321789	1,775,100.204553	2,158,660.590568	2,441,880.508187	2,941,594.627306
C000221539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)
Accumulated Value		$ 1,000,000			$ 1,375,279.5				$ 1,125,011.802742		$ 1,247,592.22251		$ 1,515,905.768603		$ 1,716,571.869521		$ 2,068,244.918487
C000221538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)
Accumulated Value		10,000			13,752.795				11,251.40914		12,468.293932		15,156.251878		17,142.580688		20,647.031944
C000221537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)
Accumulated Value		10,000			13,727.84				11,220.850053		12,416.808535		15,071.932203		17,037.092866		20,486.135613
C000221536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)
Accumulated Value		10,000			13,713.9408				11,195.375983		12,376.20513		15,008.246858		16,908.830307		20,294.586683
C000221535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class I/JABSX)
Accumulated Value		250,000			343,482.375				280,658.311686		310,940.698003		377,484.597512		426,751.656245		513,469.338208
C000221534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)
Accumulated Value		9,500			13,013.364955				10,604.991653		11,703.152537		14,174.589414		15,970.720811		19,171.142265
C000221540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)
Accumulated Value		10,000			13,741.3365				11,244.953257		12,454.614035		15,129.688523		17,115.670444		20,617.147235
C000259699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)
Accumulated Value	$ 10,000			$ 11,470				$ 13,842.402153
C000259695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)
Accumulated Value	9,500			10,877.5				13,079.622137
C000259698 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)
Accumulated Value	1,000,000			1,147,000				1,384,697.90268
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	10,000	10,000	10,000	11,832.5074	13,834.0945		11,623.4067	14,243.949098	12,280.856323	13,908.750015	14,238.979302	14,315.103326	18,102.778593	17,455.368033	20,977.428147	22,895.454097	25,252.586678	20,324.841803	23,565.539253	29,960.134815	34,717.685581	41,793.081509
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,049.2106			9,943.773378		10,955.313072		11,664.488502		11,654.653122		10,312.510844	10,189.458871	10,932.953218	11,275.83042	11,489.025816
Bloomberg U S Aggregate Bond C000153958 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				251,230.265			248,594.334449		273,882.826799		291,612.212551		291,366.328049		257,812.771099	254,736.47177	273,323.830453	281,895.760492	287,225.645385
Bloomberg U S Aggregate Bond C000106461 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,004,921.06			994,377.337796		1,095,531.307198		1,166,448.850207		1,165,465.312201		1,031,251.0844	1,018,945.887086	1,093,295.321818	1,127,583.041975	1,148,902.581549
Standard And Poor s 500 C000167619 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				290,585.1675			347,718.750371		357,877.583157		436,384.200832		572,386.352436		508,121.045091	589,138.481344	749,003.370395	867,942.13956	1,044,827.037756
Standard And Poor s 500 C000167625 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,162,340.67			1,390,875.001483		1,431,510.332629		1,745,536.803329		2,289,545.409746		2,032,484.180367	2,356,553.925378	2,996,013.481582	3,471,768.558244	4,179,308.15103
Standard And Poor s 500 C000221535 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			345,852.3625				307,021.408063		355,974.482525		452,569.464785		524,435.703618		631,314.666877
Standard And Poor s 500 C000221539 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,383,409.45				1,228,085.632251		1,423,897.930098		1,810,277.859135		2,097,742.814465		2,525,258.6675
Standard And poor s 500 C000259698 index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,183,250.74				1,424,394.909808
John Hancock Lifestyle Aggressive C000106452 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,151,730.15			1,311,376.856189		1,319,014.682185		1,501,665.359012		1,954,925.478145		1,677,176.019718	1,857,436.801847	2,247,917.419382	2,549,983.795321	3,134,021.042371
Morningstar U S Aggressive Target Allocation C000106452 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,153,926.25			1,322,555.100994		1,335,486.555426		1,566,338.667913		2,011,908.575459		1,722,831.274182	1,960,649.283809	2,414,253.240183	2,779,430.433044	3,318,256.570215
John Hancock Lifestyle Aggressive C000155628 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				287,932.5375			327,844.214047		329,753.670546		375,416.339753		488,731.369536		419,294.004929	464,359.200461	561,979.354845	637,495.94883	783,505.260593
Morningstar U S Aggressive Target Allocation C000155628 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				288,481.5625			330,638.775249		333,871.638857		391,584.666979		502,977.143866		430,707.818547	490,162.320954	603,563.310048	694,857.608264	829,564.142557
John Hancock Lifestyle Aggressive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Aggressive Index
Accumulated Value			10,000				11,517.3015			13,113.768562		13,190.146822		15,016.65359		19,549.254781		16,771.760197	18,574.368018	22,479.174193	25,499.837952	31,340.210422
Morningstar U S Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Aggressive Target Allocation Index
Accumulated Value			10,000				11,539.2625			13,225.55101		13,354.865554		15,663.386679		20,119.085754		17,228.312741	19,606.492837	24,142.5324	27,794.304328	33,182.565699
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Moderate Target Allocation Index
Accumulated Value			10,000				10,988.5167			12,055.755946		12,587.327258		14,319.276902		16,900.392289		14,781.478227	16,092.86289	18,942.831018	21,057.40087	23,823.904508
John Hancock Lifestyle Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Balanced Index
Accumulated Value			10,000				10,974.0469			11,904.53491		12,467.653577		13,934.332759		16,576.579051		14,395.361997	15,332.840945	17,797.015392	19,514.595381	22,427.626264
Morningstar U S Moderate Target Allocation C000155629 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				274,712.9175			301,393.898646		314,683.181457		357,981.922551		422,509.807228		369,536.955681	402,321.572269	473,570.775481	526,435.021784	595,597.612741
John Hancock Lifestyle Balanced C000155629 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				274,351.1725			297,613.372751		311,691.339433		348,358.31899		414,414.476303		359,884.049961	383,321.023668	444,925.384855	487,864.884589	560,690.656668
Morningstar U S Moderate Target Allocation C000106453 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,098,851.67			1,205,575.594585		1,258,732.725827		1,431,927.690205		1,690,039.228913		1,478,147.822724	1,609,286.289075	1,894,283.101925	2,105,740.087138	2,382,390.450965
John Hancock Lifestyle Balanced C000106453 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,097,404.69			1,190,453.491002		1,246,765.357728		1,393,433.275954		1,657,657.905204		1,439,536.199838	1,533,284.094665	1,779,701.539411	1,951,459.538347	2,242,762.62666
John Hancock Lifestyle Conservative C000155630 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				261,921.87			268,868.226576		287,724.229551		310,262.971842		334,724.709555		298,984.545637	308,407.348557	342,236.411837	365,478.18623	389,538.19634
Morningstar U S Conservative Target Allocation C000155630 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				259,605.1175			268,518.602096		289,205.481961		312,853.279191		333,466.890803		296,068.652362	305,637.357312	340,252.643246	362,969.845747	386,010.815845
John Hancock Lifestyle Conservative C000106454 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,047,687.48			1,075,472.906305		1,150,896.918207		1,241,051.887373		1,338,898.838225		1,195,938.182553	1,233,629.394233	1,368,945.647353	1,461,912.744925	1,558,152.785365
Morningstar U S Conservative Target Allocation C000106454 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,038,420.47			1,074,074.408385		1,156,821.927844		1,251,413.116763		1,333,867.563212		1,184,274.609449	1,222,549.429249	1,361,010.572986	1,451,879.382989	1,544,043.263379
John Hancock Lifestyle Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Conservative Index
Accumulated Value			10,000				10,476.8748			10,754.729063		11,508.96918200		12,410.51887400		13,388.98838300		11,959.381826	12,336.293943	13,689.456474	14,619.12745	15,581.527854
Morningstar U S Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Conservative Target Allocation Index
Accumulated Value			10,000				10,384.2047			10,740.744084		11,568.219279		12,514.131168		13,338.675633		11,842.746095	12,225.494293	13,610.10573	14,518.79383	15,440.432634
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Moderately Aggressive Target Allocation Index
Accumulated Value			10,000				11,288.9016			12,638.514396		12,954.027578		14,948.317352		18,438.714923		15,906.620978	17,736.277193	21,355.016391	24,211.104619	28,230.807012
John Hancock Lifestyle Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Growth Index
Accumulated Value			10,000				11,293.8231			12,601.076686		12,871.071891		14,534.681487		18,228.891859		15,758.902897	17,199.111239	20,457.227284	22,913.410776	27,360.811925
Morningstar U S Moderately Aggressive Target Allocation C000155631 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				282,222.54			315,962.859902		323,850.689441		373,707.933802		460,967.873079		397,665.524444	443,406.929813	533,875.409763	605,277.615466	705,770.17529
John Hancock Lifestyle Growth C000155631 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				282,345.5775			315,026.917159		321,776.797296		363,367.037198		455,722.296515		393,972.572463	429,977.781017	511,430.682161	572,835.26947	684,020.298205
Morningstar U S Moderately Aggressive Target Allocation C000106455 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,128,890.16			1,263,851.439609		1,295,402.757765		1,494,831.735209		1,843,871.492319		1,590,662.097778	1,773,627.719256	2,135,501.639058	2,421,110.461871	2,823,080.701168
John Hancock Lifestyle Growth C000106455 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,129,382.31			1,260,107.668635		1,287,107.189182		1,453,468.14879		1,822,889.186056		1,575,890.289848	1,719,911.124062	2,045,722.728636	2,291,341.077873	2,736,081.19281
John Hancock Lifestyle Moderate C000155632 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				267,686.165			282,340.258635		299,956.328509		329,572.516604		372,978.489191		327,931.1282	343,102.41586	389,210.738376	420,320.574545	465,296.183218
Morningstar U S Moderately Conservative Target Allocation C000155632 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				266,741.835			282,307.888209		299,644.119201		331,275.361463		369,939.154886		325,420.436527	344,353.286881	393,362.362925	428,037.88853	469,061.202421
John Hancock Lifestyle Moderate C000106456 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,070,744.66			1,129,361.034539		1,199,825.314035		1,318,290.066416		1,491,913.956763		1,311,724.512799	1,372,409.663438	1,556,842.953501	1,681,282.298175	1,861,184.732868
Morningstar U S Moderately Conservative Target Allocation C000106456 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,066,967.34			1,129,231.552835		1,198,576.476801		1,325,101.445849		1,479,756.619542		1,301,681.746105	1,377,413.147522	1,573,449.451697	1,712,151.554118	1,876,244.809682
John Hancock Lifestyle Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Moderate Index
Accumulated Value			10,000				10,707.4466			11,293.610345		11,998.25314		13,182.900664		14,919.139567		13,117.245127	13,724.096633	15,568.429533	16,812.82298	18,611.847327
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Moderately Conservative Target Allocation Index
Accumulated Value			10,000				10,669.6734			11,292.315528		11,985.764768		13,251.014458		14,797.566195		13,016.817461	13,774.131475	15,734.494517	17,121.515541	18,762.448097
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2010 Index
Accumulated Value			10,000				10,635.32			11,207.094159		11,702.70851		12,774.136295		14,162.538646		12,708.160077	13,379.023593	15,016.162264	16,168.10658	17,540.937923
John Hancock 2010 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2010 Lifetime Index
Accumulated Value			10,000				10,686.6505			11,217.951329		11,919.282277		12,887.714784		14,448.148464		13,021.541463	13,608.607373	15,260.217776	16,368.837499	17,806.685351
S And P Target Date 2010 C000153956 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				265,883			280,177.353987		292,567.71276		319,353.407398		354,063.466186		317,704.00196	334,475.589869	375,404.056657	404,202.66456	438,523.448135
John Hancock 2010 Lifetime C000153956 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				267,166.2625			280,448.783228		297,982.056941		322,192.869621		361,203.711633		325,538.536611	340,215.184359	381,505.444437	409,220.937513	445,167.133828
S And P Target Date 2010 C000106459 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,063,532			1,120,709.415948		1,170,270.851041		1,277,413.629591		1,416,253.864741		1,270,816.007838	1,337,902.359475	1,501,616.226627	1,616,810.658238	1,754,093.792539
John Hancock 2010 Lifetime C000106459 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,068,665.05			1,121,795.132912		1,191,928.227762		1,288,771.478483		1,444,814.84653		1,302,154.146443	1,360,860.737434	1,526,021.777745	1,636,883.750048	1,780,668.535307
John Hancock 2015 Lifetime C000153957 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				269,075.06			284,941.09782		302,466.397192		329,758.17311		375,197.477571		334,846.215754	351,110.48669	396,646.70793	426,722.377129	469,930.258106
S And P Target Date 2015 C000153957 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				269,125.23			286,135.217498		297,266.289493		325,135.337071		366,423.116044		327,798.590958	345,863.40085	390,050.895108	420,763.654709	459,647.753654
John Hancock 2015 Lifetime C000106460 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,076,300.24			1,139,764.391282		1,209,865.58877		1,319,032.692441		1,500,789.910283		1,339,384.863015	1,404,441.94676	1,586,586.831719	1,706,889.508514	1,879,721.032421
S And P Target Date 2015 C000106460 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,076,500.92			1,144,540.869993		1,189,065.157975		1,300,541.348288		1,465,692.46418		1,311,194.363837	1,383,453.603407	1,560,203.58044	1,683,054.618843	1,838,591.014623
John Hancock 2015 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2015 Lifetime Index
Accumulated Value			10,000				10,763.0024			11,397.643913		12,098.655888		13,190.326925		15,007.899104		13,393.848631	14,044.419468	15,865.868318	17,068.895086	18,797.210325
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2015 Index
Accumulated Value			10,000				10,765.0092			11,445.4087		11,890.65158		13,005.413483		14,656.924642		13,111.943639	13,834.536035	15,602.035805	16,830.546189	18,385.910147
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2020 Index
Accumulated Value			10,000				10,889.1926			11,670.546071		12,075.478308		13,222.910061		15,046.531967		13,369.236518	14,212.667291	16,165.494172	17,515.029554	19,262.496346
John Hancock 2020 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2020 Lifetime Index
Accumulated Value			10,000				10,929.933			11,762.146733		12,436.185256		13,714.431345		15,846.049912		14,001.447054	14,730.212852	16,762.213308	18,083.612443	20,165.752346
S And P Target Date 2020 C000153958 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				272,229.815			291,763.651764		301,886.957683		330,572.751497		376,163.299138		334,230.912908	355,316.68223	404,137.354261	437,875.738814	481,562.40861
John Hancock 2020 Lifetime C000153958 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				273,248.325			294,053.668332		310,904.631395		342,860.783608		396,151.247772		350,036.176321	368,255.321274	419,055.332682	452,090.311049	504,143.808627
S And P Target Date 2020 C000106461 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,088,919.26			1,167,054.607055		1,207,547.830733		1,322,291.005988		1,504,653.196553		1,336,923.651632	1,421,266.72892	1,616,549.417044	1,751,502.955256	1,926,249.634441
John Hancock 2020 Lifetime C000106461 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,092,993.3			1,176,214.673327		1,243,618.525581		1,371,443.134434		1,584,604.991088		1,400,144.705283	1,473,021.285095	1,676,221.330727	1,808,361.244195	2,016,575.234507
John Hancock 2025 Lifetime C000106462 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,110,221.09			1,215,026.749153		1,275,578.117508		1,431,071.880891		1,701,314.378642		1,484,263.361278	1,571,809.86007	1,805,553.311409	1,953,785.211892	2,206,712.515573
S And P Target Date 2025 C000106462 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,101,420.15			1,195,215.459872		1,226,777.753564		1,352,887.329276		1,582,308.785563		1,398,753.387179	1,498,861.873361	1,713,240.789612	1,868,874.666774	2,085,303.71564
John Hancock 2025 Lifetime C000153959 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				277,555.2725			303,756.687288		318,894.529377		357,767.970223		425,328.594661		371,065.84032	392,952.465018	451,388.327853	488,446.302974	551,678.128894
S And P Target Date 2025 C000153959 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				275,355.0375			298,803.864968		306,694.438391		338,221.832319		395,577.196391		349,688.346795	374,715.468341	428,310.197404	467,218.666695	521,325.928912
John Hancock 2025 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2025 Lifetime Index
Accumulated Value			10,000				11,102.2109			12,150.267492		12,755.781176		14,310.71881		17,013.143788		14,842.633614	15,718.098602	18,055.533116	19,537.852121	22,067.125158
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2025 Index
Accumulated Value			10,000				11,014.2015			11,952.154599		12,267.777536		13,528.873293		15,823.087856		13,987.533872	14,988.618734	17,132.407897	18,688.746669	20,853.037158
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2030 Index
Accumulated Value			10,000				11,125.9402			12,226.19266		12,431.857027		13,796.45324		16,552.329956		14,512.977302	15,762.483983	18,293.213521	20,112.308967	22,821.265226
John Hancock 2030 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2030 Lifetime Index
Accumulated Value			10,000				11,288.4939			12,538.506082		13,034.792691		14,820.392966		18,074.978531		15,567.148644	16,670.330355	19,453.308145	21,264.086847	24,501.541518
S And P Target Date 2030 C000106463 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,112,594.02			1,222,619.265957		1,243,185.702654		1,379,645.323946		1,655,232.9955		1,451,297.730068	1,576,248.398202	1,829,321.352002	2,011,230.896566	2,282,126.522422
John Hancock 2030 Lifetime C000106463 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,128,849.39			1,253,850.608158		1,303,479.26908		1,482,039.296548		1,807,497.853022		1,556,714.864356	1,667,033.035501	1,945,330.814503	2,126,408.684669	2,450,154.151741
S And P Target Date 2030 C000153960 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				278,148.505			305,654.816489		310,796.425663		344,911.330986		413,808.248874		362,824.432516	394,062.099549	457,330.337999	502,807.72414	570,531.630604
John Hancock 2030 Lifetime C000153960 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				282,212.3475			313,462.652039		325,869.817269		370,509.824136		451,874.463254		389,178.716088	416,758.258874	486,332.703624	531,602.171165	612,538.537933
John Hancock 2035 Lifetime C000106464 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,144,907.2			1,288,861.328255		1,321,769.515223		1,516,079.04496		1,895,799.431809		1,620,181.304493	1,754,781.301148	2,076,163.512649	2,293,141.783472	2,692,101.352664
S And P Target Date 2035 C000106464 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,123,884.49			1,248,904.782531		1,258,323.822576		1,405,469.064578		1,735,113.457079		1,507,243.921751	1,659,348.813706	1,955,581.372528	2,173,682.728278	2,513,862.66236
John Hancock 2035 Lifetime C000153961 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				286,226.8			322,215.332064		330,442.378806		379,019.76124		473,949.857952		405,045.326123	438,695.325287	519,040.878162	573,285.445868	673,025.338166
S And P Target Date 2035 C000153961 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				280,971.1225			312,226.195633		314,580.955644		351,367.266145		433,778.36427		376,810.980438	414,837.203427	488,895.343133	543,420.682071	628,465.665592
John Hancock 2035 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2035 Lifetime Index
Accumulated Value			10,000				11,449.072			12,888.613283		13,217.695153		15,160.79045		18,957.994319		16,201.813046	17,547.813013	20,761.635128	22,931.417836	26,921.013528
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2035 Index
Accumulated Value			10,000				11,238.8449			12,489.047825		12,583.238225		14,054.690645		17,351.13457		15,072.439217	16,593.488137	19,555.813725	21,736.827282	25,138.626623
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2040 Index
Accumulated Value			10,000				11,316.1313			12,672.04939		12,694.699158		14,235.22629		17,923.275051		15,478.732651	17,247.891116	20,600.319558	23,115.510424	27,226.205904
John Hancock 2040 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2040 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,187.317062		13,350.939622		15,428.079876		19,713.1854		16,794.737997	18,413.09373	22,054.45886	24,664.95385	29,426.398633
S And P Target Date 2040 C000153962 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				282,903.2825			316,801.234745		317,367.478936		355,880.65724		448,081.876272		386,968.316267	431,197.277901	515,007.988942	577,887.7606	680,655.147595
John Hancock 2040 Lifetime C000153962 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				289,450.83			329,682.926547		333,773.490536		385,701.996895		492,829.634996		419,868.44991	460,327.343228	551,361.471477	616,623.846219	735,659.965781
S And P Target Date 2040 C000106465 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,131,613.13			1,267,204.938979		1,269,469.915743		1,423,522.628958		1,792,327.505087		1,547,873.265067	1,724,789.111601	2,060,031.955763	2,311,551.042394	2,722,620.590375
John Hancock 2040 Lifetime C000106465 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,318,731.706186		1,335,093.962142		1,542,807.98758		1,971,318.539984		1,679,473.799639	1,841,309.372909	2,205,445.885906	2,466,495.384875	2,942,639.863123
John Hancock 2045 Lifetime C000153963 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				289,450.83			330,018.278489		332,750.090594		385,713.130569		499,627.494272		424,359.206817	470,158.352444	569,134.673624	643,647.79414	778,927.460491
S And P Target Date 2045 C000153963 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				284,493.9225			319,680.796551		319,126.0193		358,653.031876		456,701.586971		393,040.683133	441,636.001302	531,689.318208	601,021.498964	717,221.270642
John Hancock 2045 Lifetime C000106466 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,320,073.113956		1,331,000.362376		1,542,852.522275		1,998,509.977087		1,697,436.827266	1,880,633.409772	2,276,538.694491	2,574,591.176555	3,115,709.841958
S And P Target Date 2045 C000106466 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,137,975.69			1,278,723.186202		1,276,504.077197		1,434,612.127499		1,826,806.347876		1,572,162.732524	1,766,544.005197	2,126,757.272819	2,404,085.995843	2,868,885.082552
John Hancock 2045 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2045 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.099771		16,974.368273	18,806.334098	22,765.386945	25,745.911766	31,157.09842
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2045 Index
Accumulated Value			10,000				11,379.7569			12,787.231862		12,765.040772		14,346.121275		18,268.063479		15,721.627325	17,665.440052	21,267.572728	24,040.859958	28,688.850825
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2050 Index
Accumulated Value			10,000				11,437.7045			12,892.952467		12,834.388164		14,441.048982		18,502.923264		15,897.286101	17,927.26525	21,685.841542	24,565.146624	29,457.518626
John Hancock 2050 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2050 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.310062		16,960.890522	18,859.889661	22,950.562952	26,154.414491	32,020.692473
S And P Target Date 2050 C000106467 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,143,770.45			1,289,295.246655		1,283,438.816391		1,444,104.898188		1,850,292.326395		1,589,728.610115	1,792,726.525007	2,168,584.154206	2,456,514.662404	2,945,751.862575
John Hancock 2050 Lifetime C000106467 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,320,073.113956		1,331,000.362376		1,542,852.522275		1,998,531.006167		1,696,089.052133	1,885,988.966073	2,295,056.295136	2,615,441.449072	3,202,069.247296
S And P Target Date 2050 C000153964 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				285,942.6125			322,323.811664		320,859.704098		361,026.224547		462,573.081599		397,432.152529	448,181.631252	542,146.038552	614,128.665602	736,437.965645
John Hancock 2050 Lifetime C000153964 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				289,450.83			330,018.278489		332,750.090594		385,713.130569		499,632.751542		424,022.263033	471,497.241518	573,764.073784	653,860.362268	800,517.311824
John Hancock 2055 Lifetime C000138477 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,320,073.113956		1,331,000.362376		1,542,852.522275		1,998,531.006167		1,696,089.052133	1,885,988.966073	2,295,056.295136	2,615,441.449072	3,201,967.820476
S And P Target Date 2055 C000138477 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,147,615.08			1,294,734.972319		1,288,184.105358		1,449,500.077357		1,861,920.594347		1,599,034.759525	1,804,587.38385	2,184,454.670325	2,480,885.343844	2,987,557.103412
John Hancock 2055 Lifetime C000153974 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				289,450.83			330,018.278489		332,750.090594		385,713.130569		499,632.751542		424,022.263033	471,497.241518	573,764.073784	653,860.362268	800,491.955119
S And P Target Date 2055 C000153974 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				286,903.77			323,683.74308		322,046.02634		362,375.01934		465,480.148588		399,758.689882	451,146.845963	546,113.667582	620,221.335962	746,889.275854
John Hancock 2055 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2055 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.310062		16,960.890522	18,859.889661	22,950.562952	26,154.414491	32,019.678205
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2055 Index
Accumulated Value			10,000				11,476.1508			12,947.349723		12,881.841053		14,495.000773		18,619.205943		15,990.347595	18,045.873838	21,844.546703	24,808.853438	29,875.571034
John Hancock 2060 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2060 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.310062		16,960.890522	18,859.889661	22,950.562952	26,154.414491	32,019.678205
John Hancock 2060 Lifetime C000167619 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				289,450.83			330,018.278489		332,750.090594		385,713.130569		499,632.751542		424,022.263033	471,497.241518	573,764.073784	653,860.362268	800,491.955119
S And P Target Date 2060 C000167619 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				287,602.8775			325,277.22662		323,639.143518		364,818.829556		468,214.012857		401,890.289944	453,941.962854	549,665.045017	624,153.090479	751,586.726556
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2060+ Index
Accumulated Value		10,000	10,000		13,322.5848		11,504.1151		11,435.406291	13,011.089065	12,916.48718	12,945.565741	15,640.196519	14,592.753183	17,759.683068	18,728.560515	21,385.686085	16,075.611598	18,157.678514	21,986.601801	24,966.12362	30,063.469063
S And P Target Date 2060 C000167625 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,150,411.51			1,301,108.906481		1,294,556.574072		1,459,275.318224		1,872,856.05143		1,607,561.159776	1,815,767.851414	2,198,660.180068	2,496,612.361914	3,006,346.90622
John Hancock 2060 Lifetime C000167625 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 1,000,000				$ 1,157,803.32			$ 1,320,073.113956		$ 1,331,000.362376		$ 1,542,852.522275		$ 1,998,531.006167		$ 1,696,089.052133	$ 1,885,988.966073	$ 2,295,056.295136	$ 2,615,441.449072	$ 3,201,967.820476
John Hancock 2065 Lifetime C000221535 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			336,853.85				285,877.039381		317,884.807551		386,833.402433		440,834.552404		539,693.997529
S And P Target Date 2060 C000221535 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			333,064.62				285,885.15727		322,912.17949		391,004.912963		443,992.076685		534,642.152098
John Hancock 2065 Lifetime C000221539 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,347,415.4				1,143,508.157523		1,271,539.230202		1,547,333.609731		1,763,338.209616		2,158,775.990114
S And P Target Date 2060 C000221539 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,332,258.48				1,143,540.629081		1,291,648.717963		1,564,019.651856		1,775,968.306744		2,138,568.608397
John Hancock 2065 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2065 Lifetime Index
Accumulated Value		$ 10,000			$ 13,474.154				$ 11,435.081575		$ 12,715.392302		$ 15,473.336097		$ 17,633.382096		$ 21,587.759901
S And P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2065+ Index
Accumulated Value	10,000			11,527.1433				13,903.940884
John Hancock 2070 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2070 Lifetime Index
Accumulated Value	10,000			11,633.0444				14,241.815215
John Hancock 2070 Lifetime C000259698 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,163,304.44				1,424,181.521486
S And P Target Date 2065 C000259698 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000			$ 1,152,714.33				$ 1,390,394.088448